Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2023	Apr. 30, 2023	Feb. 28, 2022
Restructuring Cost and Reserve [Line Items]
Issuance of shares									50,000
Issuance of shares, value									$ 340,000
Convertible promissory note			$ 75,000	$ 75,000	$ 100,000	$ 100,000	$ 75,000	$ 50,000
Debt conversion price			$ 0.4466	$ 0.3274	$ 0.4776	$ 0.6670	$ 0.8579	$ 0.8790
Conversion of ordinary shares			167,935	229,077	209,380	149,925	87,422	56,882
Convertible Promissory Note-1 [Member]
Restructuring Cost and Reserve [Line Items]
Convertible promissory note		$ 75,000
Debt conversion price		$ 0.3268
Conversion of ordinary shares		229,498
Convertible Promissory Note-2 [Member]
Restructuring Cost and Reserve [Line Items]
Convertible promissory note		$ 102,507
Debt conversion price		$ 0.3182
Conversion of ordinary shares		322,147
Directors Executive Officers and Employees [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares	2,000,000								200,000
Issuance of shares, value	$ 820,400								$ 1,360,000
Restricted Stock [Member] | Consultant [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares									50,000
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares, acquisition										6,718	6,718
Issuance of shares acquisition, value										$ 49,000	$ 118,000
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Restricted Stock [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares, acquisition											20,154